NATURE OF BUSINESS AND BASIS OF PRESENTATION (Policies)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) pursuant to the requirements and rules of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance refers to US GAAP as found in US Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Any reference in these notes to applicable guidance refers to US GAAP as found in US Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Principles of Consolidation

Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of Hyzon Motors, Inc. and our subsidiaries and consolidated affiliates, Hyzon Motors Australia and Hyzon Europe. All intercompany accounts and transactions are eliminated in consolidation. Hyzon Europe has been determined to be a variable-interest entity, and the Company has determined that it is the primary beneficiary, and accordingly, the results are included in the Company’s consolidated financial statements. The 49.5% interest not owned by the Company is accounted for as a noncontrolling interest.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of Hyzon Motors Inc. and our subsidiaries and consolidated affiliates, Hyzon Motors Australia and Hyzon Europe. All intercompany accounts and transactions are eliminated in consolidation. Hyzon Europe has been determined to be a variable-interest entity, and the Company has determined that it is the primary beneficiary, and accordingly, the results are included in the Company’s consolidated financial statements. The 49.5% interest not owned by the Company is accounted for as a noncontrolling interest.

Unaudited Condensed Interim Financial Information

Unaudited Condensed Interim Financial Information

The condensed consolidated balance sheet as of December 31, 2020 was derived from the Company’s audited financial statements but does not include all disclosures required by GAAP. The accompanying unaudited condensed consolidated financial statements as of March 31, 2021 and for the periods ended March 31, 2021 and 2020, have been prepared by the Company, pursuant to the rules and regulations of the SEC, for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the period from inception to December 31, 2020 included in the section entitled “Hyzon Audited Financial Statements” beginning on page F-56 of this prospectus. In the opinion of management, all adjustments, including those of a normal recurring nature necessary for a fair presentation of the Company’s consolidated financial position as of March 31, 2021 and consolidated results of operations for the periods ended March 31, 2021 and 2020 and consolidated cash flows for the periods ended March 31, 2021 and 2020 have been made. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2021. The December 31, 2020 balance sheet information was derived from the audited consolidated financial statements as of that date.

Liquidity

Liquidity

As a startup company with significant growth plans, the Company’s ability to access capital is critical. Management plans to continue to raise capital through a combination of private and public equity, and debt financing. The Company’s ability to access capital when needed is not assured, and if unavailable may require the Company to delay or abandon development programs and/or operations.

In accordance with ASC Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through March 31, 2021, the Company has funded its operations primarily with cash flows from proceeds from the sale of its common stock and proceeds from issuance of convertible notes. However, the Company has recognized net losses since inception and has an accumulated deficit of $32.4 million as of March 31, 2021.

Following the issuance of convertible notes resulting in $45 million in proceeds (see Note 6), the Company has $47.8 million in unrestricted cash on hand as of March 31, 2021. Management expects that the Company’s cash will be sufficient to meet its liquidity requirements for at least one year from the issuance date of these consolidated financial statements.

Liquidity

As a startup company with significant growth plans, the Company’s ability to access capital is critical. Management plans to raise capital through a combination of private and public equity, and debt financing. The Company’s ability to access capital when needed is not assured, and if unavailable may require the Company to delay or abandon development programs and/or operations.

In accordance with ASC Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through December 31, 2020, the Company has funded its operations primarily with cash flows from proceeds from the sale of its common stock and proceeds from issuance of convertible notes. However, the Company recognized a net loss of $14.4 million for the period from January 21, 2020 (date of inception) to December 31, 2020 and has an accumulated deficit of $14.3 million as of December 31, 2020.

As described in further detail in Note 14, in February 2021, the Company issued convertible notes to an investor and received $45 million in proceeds. Management expects that the Company’s cash will be sufficient to meet its liquidity requirements for at least one year from the issuance date of these consolidated financial statements.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to a variety of risks and uncertainties common to early stage companies that have not yet commenced principle operations including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and the ability to secure additional capital to fund operations.

Risks and Uncertainties

The Company is subject to a variety of risks and uncertainties common to early stage companies that have not yet commenced principle operations including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and the ability to secure additional capital to fund operations.

Restricted Cash

Restricted Cash

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal due to a contractual agreement with the landlord of a leased property. The Company has presented restricted cash separately from cash on the consolidated balance sheet as of March 31, 2021. Restricted cash of $400 thousand is related to the Company’s lease in greater Chicago and is included in restricted cash and other assets.

Inventories	Inventories Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.
Fair Value Measurements

Fair Value Measurements

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

—	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

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Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

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Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Fair Value Measurements

Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs. Observable market data, when available, is required to be used in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

The Company’s financial assets and liabilities include cash, accounts payable, and accrued expenses. The carrying amount of the Company’s financial assets and liabilities approximate fair value.

Revenue

Revenue

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”). Revenue is measured based on the transaction price specified in a contract with a customer, subject to the allocation of the transaction price to distinct performance obligations. The Company recognizes revenue when it satisfies a performance obligation by transferring control of product or service to a customer.

The Company accounts for each distinct performance obligation within its arrangements as a distinct unit of account if the items under the performance obligation have value to the customer on a standalone basis. The Company considers a performance obligation to be distinct and have a standalone value if the customer can benefit from the good or service either on its own or together with other resources readily available to the customer and the Company’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract. The Company allocates revenue to each distinct performance obligation based on relative standalone selling prices.

Payment terms for sales of vehicles and fuel cell systems to customers to date have included certain installments to fund working capital requirements. The Company does not adjust the transaction price for a significant financing component when the performance obligation is expected to be fulfilled within a year as the amount is not material. The Company does not include a right of return on its products other than rights related to standard warranty provisions that permit repair or replacement of defective goods.

The Company is still in pre-revenue stage but has entered into certain contracts to manufacture heavy duty fuel cell trucks and buses and standalone fuel cell systems for mobility applications. As of December 31, 2020, substantive work has not commenced on these contracts but certain payments have been received during 2020. Revenue in these cases has been deferred as the relevant performance obligations under the arrangements have not been met, as further disclosed in Note 3, which includes further details on contract liabilities.

Nature of goods and services

Nature of goods and services

The following is a description of principal activities from which the Company expects to generate future revenue.

(i)	Sales of Fuel Cell Vehicles

The Company plans to offer products in four distinct categories of fuel cell vehicles: Heavy Truck, Medium Truck, Delivery Truck/Van, and City Bus. To set pricing, the Company considers comparable vehicle pricing, the cost of diesel fuel in local markets, available government incentives, and material and labor costs. Revenue is generally expected to be recognized at a point in time when transfer of control occurs, which is expected to occur when vehicles are delivered to the customer.

(ii)	Sales of Fuel Cell Systems

Anticipated revenue from fuel cell systems will be generated from sales to customers who desire to install the Company’s fuel cell engines into their own applications. These applications may range in a variety of forms including vehicle, train, aircraft, and marine.

Pricing is determined through analysis of material cost and analysis of development work required to fit the customer’s application. Since each application is unique, pricing can vary considerably depending on customer requirements.

Similar to the Company’s vehicle sales, revenue is generally expected to be recognized at a point in time when control transfers to the customer at the time of system delivery. However, the criteria for recognizing revenue over time under ASC Topic 606 will be analyzed for each contract depending on specific terms and conditions of each arrangement.

Contract costs

Contract costs

The Company recognizes the incremental costs of obtaining contracts, including commissions, as an expense when incurred as the contractual period of our arrangements are expected to be one year or less.

Leases

Leases

The Company is a lessee in a noncancelable finance lease for its headquarters and certain research and development space and a noncancelable operating lease for Hyzon Europe’s office, warehouse, and production space.

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC Topic 842”). The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right of use (ROU) asset and a lease liability (i.e. finance obligation) at the lease commencement date. For operating and finance leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date and is subsequently measured at amortized cost using the effective interest method.

Under ASC Topic 842, arrangements meeting the definition of a lease are classified as operating or financing leases. For finance leases, lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset results in straight-line rent expense over the lease term.

ASC Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

The lease term for all of the Company’s leases includes the noncancelable period of the lease, plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

Lease payments included in the measurement of the lease liability comprise fixed payments, and the exercise price of a Company option to purchase the underlying asset if the Company is reasonably certain to exercise the option.

The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component. Variable lease costs are expensed as incurred and are based on facility overhead charges paid to the Company’s lessors. The Company has elected not to recognize leases with original lease terms of 12 months or less (short-term leases) on the Company’s consolidated balance sheet.

Cash		Cash Cash includes cash held in banks. The Company deposits its cash with high credit quality institutions to minimize credit risk exposure.
Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Repair and maintenance costs are expensed as incurred. The cost of properties sold or otherwise disposed of and the related accumulated depreciation and amortization are eliminated from the balance sheet accounts at the time of disposal and resulting gains and losses are included as a component of operating income. Depreciation is recorded on a straight-line basis over the following estimated useful lives.

Office and Lab Equipment	3 - 10 years
Vehicles	5 years

Property And Equipment Useful Life	Depreciation is recorded on a straight-line basis over the following estimated useful lives.

Office and Lab Equipment	3 - 10 years
Vehicles	5 years

Investment in Equity Securities

Investment in Equity Securities

The Company owns common shares, participation rights, and options to purchase additional common shares in a certain private company. The Company does not have control and does not have the ability to exercise significant influence over operating and financial policies of this entity. The investment does not have a readily determinable fair value and thus the investment is measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment. The Company’s investment totaled $122 thousand at December 31, 2020, which is included in other assets in the consolidated balance sheet. No impairment of the investment, or adjustments for observable transactions were recorded during the period from January 21, 2020 (date of inception) to December 31, 2020.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the assets from expected undiscounted future cash flows from operations. An impairment charge would be recognized equal to the amount by which the carrying amount exceeds the estimated fair value of the asset. The Company did not record any impairment loss during the period from January 21, 2020 (date of inception) to December 31, 2020.

Deferred Transaction Costs

Deferred Transaction Costs

The Company capitalizes deferred transaction costs, which consist of direct, incremental legal, professional, accounting and other third-party fees relating to the anticipated business combination with DCRB. The deferred transaction costs will be offset against proceeds upon the consummation of the business combination. Should the planned business combination be abandoned, the deferred transaction costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations and comprehensive loss.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740, Income Taxes (“ASC Topic 740”), which clarifies the accounting for uncertainty in tax positions. This interpretation requires that an entity recognizes in its financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statement of operations and comprehensive loss.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The determination of the functional currency for the Company’s foreign subsidiaries is made based on the appropriate economic factors. The functional currency of foreign subsidiaries is the Australian Dollar (AUD) for Hyzon Motors Australia and the Euro (EUR) for Hyzon Europe. The translation from the applicable foreign currencies to U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate for the period. The resulting translation adjustments are recognized as a component of accumulated other comprehensive loss.

For all transactions denominated in a currency other than a subsidiary’s functional currency, exchange rate gains and losses are included in income for the period in which the exchange rates changed. Net losses of $9 thousand for foreign currency transaction activity were recorded for the period from January 21, 2020 (date of inception) to December 31, 2020. These amounts were recorded in other expense in the consolidated statement of operations and comprehensive loss.

Stock Based Compensation

Stock Based Compensation

Employees

The Company recognizes the cost of share-based awards granted to employees and directors based on the estimated grant-date fair value of the awards. Share-based compensation expense is generally recognized on a straight-line basis over the service period, which is generally the vesting period of the award. The Company recognizes stock-based compensation cost and reverses previously recognized costs for unvested options in the period forfeitures occur. The Company determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, and expected dividend yield.

Non-Employees

The Company recognizes the cost of share-based awards granted to non-employees based on grant-date fair value as determined by the Black-Scholes option pricing model. The Company believes that the fair value of the stock options is more reliably measured than the fair value of the services received. Compensation expense is recognized as services are performed and vesting conditions are met.

Research and Development		Research and Development Costs related to research and development activities by the Company are expensed as incurred.
Selling, General and Administrative Expense

Selling, General and Administrative Expense

Selling, general, and administrative expense consist of personnel costs, depreciation and amortization, travel, and marketing costs. These costs are recognized when incurred.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in AUD or EUR to USD is reported in other comprehensive loss in the consolidated statement of operations and comprehensive loss.

Variable Interest Entity

Variable Interest Entity

The Company analyzes its variable interests, including loans, guarantees, and equity investments, to determine if the Company has any variable interests in variable interest entities. This analysis includes both qualitative and quantitative reviews. Qualitative analysis is based on an evaluation of the design of the entity, its organizational structure including decision making ability, and financial agreements. Quantitative analysis is based on the entity’s forecasted cash flows. US GAAP requires a reporting entity to consolidate a variable interest entity when the reporting entity has a variable interest that provides it with a controlling financial interest in the variable interest entity. The entity that consolidates a variable interest entity is referred to as the primary beneficiary of that variable interest entity. The Company uses qualitative and quantitative analyses to determine if it is the primary beneficiary of variable interest entities.

The Company has an equity investment in Hyzon Europe, which was determined to be a variable interest entity. The Company determined that it is the primary beneficiary of Hyzon Europe because it serves as the manager of the Hyzon Europe ’s operations, for which it owns 50.5%, thereby giving the Company the power to direct activities of the Hyzon Europe that most significantly impact its economic performance. The Company also has exposure to the losses of the entity and the right to receive benefits from the entity that could potentially be significant to the entity as a result of its equity interest. As a result, the results of operations of Hyzon Europe are included in the Company’s consolidated results of operations. The noncontrolling interest represents Holthausen’s ownership interest in Hyzon Europe.

At December 31, 2020, the carrying amount of assets included in the accompanying consolidated balance sheet relative to this variable interest entity were $983 thousand. Further, at December 31, 2020, the carrying amount of liabilities included in the accompanying consolidated balance sheet relating to this variable interest entity were $1.2 million. While the Company has no contractual obligation to do so, it may voluntarily elect to provide the entity with additional direct or indirect financial support based on its business objectives. The creditors of Hyzon Europe do not have general recourse to credit of the Company. Upon formation of Hyzon Europe, the Company recognized a loss on consolidation of $100 thousand primarily related to initial design work and other costs incurred by Holthausen prior to the formation of Hyzon Europe which was reimbursable to Holthausen. The loss is included in other expense in the accompanying consolidated statement of operations and comprehensive loss.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to shareholders by the weighted average number of common shares outstanding during the reporting period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options.

Use of Estimates

Use of Estimates

The consolidated financial statements of the Company have been prepared in conformity with US GAAP, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.